Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Estimated Future Amortization) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Estimated future amortization expense allocated to other expenses for VOBA [Abstract]
VOBA 2014	$ 176
VOBA 2015	141
VOBA 2016	114
VOBA 2017	94
VOBA 2018	78
Value of Distribution Agreements and Customer Relationships Acquired [Abstract]
VODA and VOCRA 2014	17
VODA and VOCRA 2015	17
VODA and VOCRA 2016	15
VODA and VOCRA 2017	14
VODA and VOCRA 2018	$ 13